CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
NET SALES	$ 5,153,998	$ 4,416,009	$ 4,489,180
COST OF GOODS SOLD	4,353,702	3,730,491	3,896,286
GROSS PROFIT	800,296	685,518	592,894
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	444,596	439,047	392,235
ASSET IMPAIRMENT CHARGES AND OTHER COSTS, NET	9,874	1,565	(6,604)
EARNINGS FROM OPERATIONS	345,826	244,906	207,263
INTEREST EXPENSE	9,311	8,700	8,893
INTEREST INCOME	(2,392)	(1,945)	(1,371)
UNREALIZED (GAIN) LOSS ON INVESTMENTS AND OTHER	(2,076)	(2,523)	1,888
NET INTEREST EXPENSE	4,843	4,232	9,410
EARNINGS BEFORE INCOME TAXES	340,983	240,674	197,853
INCOME TAXES	87,101	58,270	45,441
NET EARNINGS	253,882	182,404	152,412
LESS NET EARNINGS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(7,104)	(2,754)	(3,814)
NET EARNINGS ATTRIBUTABLE TO CONTROLLING INTEREST	$ 246,778	$ 179,650	$ 148,598
EARNINGS PER SHARE - BASIC (USD per share)	$ 4.00	$ 2.91	$ 2.41
EARNINGS PER SHARE - DILUTED (USD per share)	$ 4.00	$ 2.91	$ 2.40
OTHER COMPREHENSIVE INCOME:
NET EARNINGS	$ 253,882	$ 182,404	$ 152,412
OTHER COMPREHENSIVE GAIN (LOSS)	5,967	1,513	(5,076)
COMPREHENSIVE INCOME	259,849	183,917	147,336
LESS COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	(9,976)	(3,218)	(3,873)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CONTROLLING INTEREST	$ 249,873	$ 180,699	$ 143,463